Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Balance Sheet Information	Supplemental balance sheet information related to leases is as follows:
Balance Sheet Location		September 30, 2023
Operating Leases
Right-of-use assets, net		$628,181

Current liabilities	Lease liability, current maturities	227,753
Non-current liabilities	Lease liability, net of current maturities	397,067
Total operating lease liabilities		$624,820

Finance Leases
Right-of-use assets		$1,575,478

Current liabilities	Lease liability, current maturities	773,385
Non-current liabilities	Lease liability, net of current maturities	336,960
Total finance lease liabilities		$1,110,345

Weighted Average Remaining Lease Term
Operating leases		2.00 years
Finance leases		1.26 years
Weighted Average Discount Rate
Operating leases		3%
Finance leases		3%
Supplemental balance sheet information related to leases is as follows:
Balance Sheet Location		December 31, 2022
Operating Leases
Right-of-use assets, net		$2,517,559

Current liabilities	Lease liability, current maturities	(418,619)
Non-current liabilities	Lease liability, net of current maturities	(2,118,958)
Total operating lease liabilities		$(2,537,577)

Finance Leases
Right-of-use assets		$1,903,443

Current liabilities	Lease liability, current maturities	(806,775)
Non-current liabilities	Lease liability, net of current maturities	(920,878)
Total finance lease liabilities		$(1,727,653)

Weighted Average Remaining Lease Term
Operating leases		6.93 years
Finance leases		2 years
Weighted Average Discount Rate
Operating leases		3%
Finance leases		3%

Schedule of Approximate Minimum Annual Rental Commitments Under Non-Cancellable Leases	Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancellable leases, are as follows:
Year Ending December 31:	Operating	Financing	Total
2023 (remaining)	$81,000	$400,934	$481,934
2024	324,000	801,869	1,125,869
2025	243,000	133,645	376,645
Total lease payments	648,000	1,336,448	1,984,448
Less: Imputed interest	24,910	34,452	59,362
Present value of lease liabilities	$623,090	$1,301,996	$1,925,086
Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:
Year Ending December 31,	Operating	Financing	Total
2023	$525,718	$851,792	$1,377,510
2024	523,722	801,869	1,325,591
2025	446,349	131,544	577,893
2026	207,379	—	207,379
2027	211,526	—	211,526
Thereafter	908,376	—	908,376
Total lease payments	2,823,070	1,785,205	4,608,275
Less: Imputed interest	285,493	57,552	343,045
Present value of lease liabilities	$2,537,577	$1,727,653	$4,265,230